Related Parties and Other Relationships	12 Months Ended
Feb. 24, 2018
Related Party Transactions [Abstract]
Related Parties and Other Relationships
RELATED PARTIES AND OTHER RELATIONSHIPS
Transition Services Agreement with SuperValu

The Consolidated Financial Statements include expenses for certain support functions provided by SuperValu through Transition Services Agreements ("TSA") including, but not limited to, general corporate expenses related to finance, legal, information technology, warehouse and distribution, human resources, communications, processing and handling cardholder data, and procurement of goods. Fees are calculated on a per-store and distribution center basis of fixed and variable costs for services.

On April 16, 2015, the Company entered into a letter agreement regarding the TSA with SuperValu (the "TSA Letter Agreement") pursuant to which SuperValu will provide services to the Company as needed to transition and wind down the TSA and the services SuperValu provides under the TSA. In exchange for these transition and wind down services, the agreement calls for eight payments of $6.25 million every six months for aggregate fees of $50.0 million. These payments are separate from and incremental to the fixed and variable fees the Company pays to SuperValu under the TSA. The parties also agreed to negotiate in good faith if either the costs associated with the transition and wind down services are materially higher (i.e. 5.0% or more) than anticipated, or SuperValu is not performing in all material respects the transition and wind down services as needed to support the Company's transition and wind down activities.
On October 17, 2017, the Company exercised its right to terminate the TSAs with SuperValu. The Company's TSAs will terminate during the third quarter of fiscal 2018, subject to certain exceptions.
Summary of SuperValu activity

Activities with SuperValu that are included in the Consolidated Statements of Operations and Comprehensive Income (Loss) consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Supply agreements included in Cost of sales	$1,674.7	$1,749.1	$1,496.6
Selling and administrative expenses	119.4	157.1	190.6
Total	$1,794.1	$1,906.2	$1,687.2

Cerberus

In connection with the Safeway acquisition, the Company entered into a four-year management agreement with Cerberus Capital Management, L.P. and the consortium of investors, which commenced on January 30, 2015, requiring an annual management fee of $13.8 million. The Company made the final payment under the management agreement in the fourth quarter of fiscal 2017.